SCHEDULE OF ISSUANCES OF SERIES B PREFERRED STOCK AND ASSOCIATED LIQUIDATION PREFERENCES (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	31,304,495	31,304,495	31,304,495
Preferred stock, Shares issued	3,721,394	3,721,394	3,721,394
Preferred stock, Shares outstanding	3,721,394	3,721,394	3,721,394
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Shares authorized	20,000,000	20,000,000
Preferred stock, Shares issued
Preferred stock, Shares outstanding
Preferred stock, Liquidation preference balance
Series B-1-A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 27.6000	$ 27.6000
Preferred stock, Shares authorized	217,391	217,391
Preferred stock, Shares issued	25,693	25,693
Preferred stock, Shares outstanding	25,693	25,693
Preferred stock, Liquidation preference balance	$ 709	$ 709
Series B-1-B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 0.6555	$ 0.6555
Preferred stock, Shares authorized	379,774	379,774
Preferred stock, Shares issued	126,591	126,591
Preferred stock, Shares outstanding	126,591	126,591
Preferred stock, Liquidation preference balance	$ 83	$ 83
Series B-1-C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 0.7281	$ 0.7281
Preferred stock, Shares authorized	4,234,991	4,234,991
Preferred stock, Shares issued	1,411,664	1,411,664
Preferred stock, Shares outstanding	1,411,664	1,411,664
Preferred stock, Liquidation preference balance	$ 1,028	$ 1,028
Series B-1-D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 1.1553	$ 1.1553
Preferred stock, Shares authorized	772,597	772,597
Preferred stock, Shares issued	257,532	257,532
Preferred stock, Shares outstanding	257,532	257,532
Preferred stock, Liquidation preference balance	$ 298	$ 298
Series B-1-E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 1.2837	$ 1.2837
Preferred stock, Shares authorized	4,618,667	4,618,667
Preferred stock, Shares issued	1,539,556	1,539,556
Preferred stock, Shares outstanding	1,539,556	1,539,556
Preferred stock, Liquidation preference balance	$ 1,976	$ 1,976
Series B-1-F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 1.4565	$ 1.4565
Preferred stock, Shares authorized	1,071,984	1,071,984
Preferred stock, Shares issued	357,328	357,328
Preferred stock, Shares outstanding	357,328	357,328
Preferred stock, Liquidation preference balance	$ 520	$ 520
Series B-1-G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Original issue price	$ 26.4000	$ 26.4000
Preferred stock, Shares authorized	9,091	9,091
Preferred stock, Shares issued	3,030	3,030
Preferred stock, Shares outstanding	3,030	3,030
Preferred stock, Liquidation preference balance	$ 80	$ 80
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Shares authorized	31,304,495	31,304,495
Preferred stock, Shares issued	3,721,394	3,721,394
Preferred stock, Shares outstanding	3,721,394	3,721,394
Preferred stock, Liquidation preference balance	$ 4,694	$ 4,694